RESTRICTED CASH (Details) $ in Millions, XAF in Billions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 XAF	Dec. 31, 2021 USD ($)	Dec. 31, 2021 XAF
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Non-current restricted cash	$ 56.3		$ 42.2
Essakane mine
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Non-current restricted cash	45.3	XAF 27.8	42.2	XAF 24.4
Doyon and Côté Gold
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Collateral for surety bonds issued for Guarantee of certain environmental closure costs obligations	$ 11.0		$ 0.0